Inventories (Details Textual) - USD ($) $ in Millions	12 Months Ended
	Jan. 03, 2016	Dec. 28, 2014	Dec. 29, 2013
Inventories (Textual) [Abstract]
Inventories at cost as per LIFO	$ 96.6	$ 98.1
Inventories at average cost or FIFO methods	240.2	241.8
LIFO (income) expense (less than .1 million in 2014)	1.2	0.1	$ 0.7
Reserves for excess, slow moving and obsolete inventory	58.8	55.3
Inventories related to long-term contracts, before progress payments	73.8	40.3
Progress payments related to long-term contracts, noncurrent	$ 12.3	$ 1.5